Share-based payments - Details of DSUs outstanding (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 1,634,000	$ 2,054,000	$ 3,640,000	$ 4,066,000	$ 7,906,000	$ 5,222,000
Unamortized stock-based compensation	$ 6,600,000		$ 6,600,000		$ 9,200,000
Unamortized stock-based compensation, weighted average remaining amortization period (in years)			2 years 1 month 17 days		2 years 4 months 13 days
ElectraMeccanica Vehicles Corp
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense					$ 3,570,269	$ 4,985,954
DSUs | ElectraMeccanica Vehicles Corp
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Deemed value					$ 0.80	$ 3.02	$ 3.41
Weighted average contractual life					9 years 6 months 25 days
Number of DSUs outstanding					747,449	127,460	84,581
Number of DSUs exercisable					747,449
Stock-based compensation expense					$ 266,130	$ 23,114
Unamortized stock-based compensation, weighted average remaining amortization period (in years)					9 years 6 months 25 days	8 years 7 months 2 days